Consolidated Statements of Stockholders' Equity (USD $)	Total	Capital Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit) / Retained Earnings
BALANCE, at May. 18, 2010	$ 0	$ 0	$ 0	$ 0	$ 0
Shares issued, beginning balance at May. 18, 2010		0	0
Issuance of capital stock	0	0
Issuance of capital stock (number of shares)		100
Net (loss) / income	(3,822)				(3,822)
BALANCE, at Dec. 31, 2010	(3,822)	0	0	0	(3,822)
Shares issued, ending balance at Dec. 31, 2010		100	0
Cancellation of capital stock	0	0
Cancellation of capital stock (number of shares)		(100)
Issuance of common shares, net of issuance costs	176,338,010		160,000	176,178,010
Issuance of common shares, net of issuance costs (number of shares)			16,000,000
Share-based compensation	322,103		3,170	318,933
Share-based compensation (number of shares)			317,000
Net (loss) / income	12,953,386				12,953,386
Dividends paid ($0.45 per share)	(7,248,600)				(7,248,600)
BALANCE, at Dec. 31, 2011	$ 182,361,077	$ 0	$ 163,170	$ 176,496,943	$ 5,700,964
Shares issued, ending balance at Dec. 31, 2011		0	16,317,000